Janus Worldwide Fund [Member] | Global & International - Class A, C, S, I, R and T Shares [Member]
Janus Investment Fund Janus Worldwide Fund Supplement dated March 3, 2011 to Currently Effective Prospectuses Effective May 16, 2011, the following changes apply as noted.
1. The following replaces the corresponding information in its entirety under “Investment Objective” in the Fund Summary section of the Prospectus for the Fund:
Janus Worldwide Fund seeks long-term growth of capital.

2. The following replaces the corresponding information under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

Janus Worldwide Fund [Member] | Global & International - Class D Shares [Member]
Janus Investment Fund Janus Worldwide Fund Supplement dated March 3, 2011 to Currently Effective Prospectuses Effective May 16, 2011, the following changes apply as noted.
1. The following replaces the corresponding information in its entirety under “Investment Objective” in the Fund Summary section of the Prospectus for the Fund:
Janus Worldwide Fund seeks long-term growth of capital.

2. The following replaces the corresponding information under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 3, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Janus Worldwide Fund [Member] | Global & International - Class A, C, S, I, R and T Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock	Janus Investment Fund Janus Worldwide Fund Supplement dated March 3, 2011 to Currently Effective Prospectuses Effective May 16, 2011, the following changes apply as noted.
Supplement Objective [Text Block]	jif277751_SupplementObjectiveTextBlock	1. The following replaces the corresponding information in its entirety under “Investment Objective” in the Fund Summary section of the Prospectus for the Fund:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Worldwide Fund seeks long-term growth of capital.
Supplement Principal Investment Strategy [Text Block]	jif277751_SupplementPrincipalInvestmentStrategyTextBlock

2. The following replaces the corresponding information under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

Janus Worldwide Fund [Member] | Global & International - Class D Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock	Janus Investment Fund Janus Worldwide Fund Supplement dated March 3, 2011 to Currently Effective Prospectuses Effective May 16, 2011, the following changes apply as noted.
Supplement Objective [Text Block]	jif277751_SupplementObjectiveTextBlock	1. The following replaces the corresponding information in its entirety under “Investment Objective” in the Fund Summary section of the Prospectus for the Fund:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Worldwide Fund seeks long-term growth of capital.
Supplement Principal Investment Strategy [Text Block]	jif277751_SupplementPrincipalInvestmentStrategyTextBlock

2. The following replaces the corresponding information under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).